Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (82,886)	$ (82,372)	$ (95,720)	$ (74,035)	$ (165,258)	$ (169,755)	$ (342,978)	$ (249,726)	$ (312,109)
Weighted-average shares outstanding, basic (in shares)	214,253,209		212,116,112		214,242,768	134,240,831	173,692,582	1,678,098	1,571,045
Weighted-average shares outstanding, diluted (in shares)	214,253,209		212,116,112		214,242,768	134,240,831	173,692,582	1,678,098	1,571,045
Net loss per share, basic (in shares)	$ (0.39)		$ (0.45)		$ (0.77)	$ (1.26)	$ (1.97)	$ (148.81)	$ (198.66)
Net loss per share, diluted (in shares)	$ (0.39)		$ (0.45)		$ (0.77)	$ (1.26)	$ (1.97)	$ (148.81)	$ (198.66)